Significant Accounting Policies and Recent Accounting Pronouncements (Tables)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
Exchange Rates
The accounts of foreign subsidiaries with non-USD functional currencies (such as MPC Capital) are translated, and the resulting cumulative translation adjustments are recorded in Other Comprehensive Income (OCI) in the consolidated statements of comprehensive income and accumulated in Accumulated Other Comprehensive Income (AOCI) within equity. More specifically, assets and liabilities are translated into the reporting currency at the closing rate. Income and expense items are translated at the average exchange rate for the period. For the acquisition of the MPC Capital, the following EUR/USD exchange rates have been used.

December 16, 2024 (for the net assets acquired)	1.05012
December 31, 2024	1.04156
Average rate December 16 - December 31, 2024	1.04235

Estimated Useful Lives of Intangible Assets
Intangible assets

Intangible assets include intangibles resulting from the pushdown accounting (see Note 8) and other intangibles acquired by the Company. They have finite useful lives and are carried at cost and amortized on a straight-line basis over their estimated useful lives. The useful lives of intangible assets are periodically re-assessed to ensure they reflect current conditions and expectations.

Estimated useful lives in years
Concessions	10 - 15
Licenses, Software	5
Brands	13
Customer relationship	25
Order backlog	6 - 8
Favorable contracts	5

Estimated Useful Lives of Property and Equipment
The following table summarizes the estimated useful lives that are generally used to depreciate the assets on a straight-line basis:

Estimated Useful Lives in years
Office Furniture & Equipment
Installations	5 – 13
Office Furniture	7 - 13
Other fixtures and fittings, office equipment
Office Equipment	3 – 5